Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Schedule of Condensed Income Statement [Table Text Block]

MusclePharm Corporation and Subsidiary

Consolidated Notes to Financial Statements

December 31, 2011 and 2010

	Year Ended December 31, 2011 As Restated	Adjustments	Year Ended December 31, 2011 As Issued	Year Ended December 31, 2010 As Restated	Adjustments	Year Ended December 31, 2010 As Issued

Sales - net	$17,212,636	$(3,625,701)	$20,838,337	$3,202,687	$(844,608)	$4,047,295

Cost of sales	14,845,069	374,455	14,470,614	2,804,274	-	2,804,274

Gross profit	2,367,567	(4,000,156)	6,367,723	398,413	(844,608)	1,243,021

General and administrative expenses	18,587,727	(4,000,156)	22,587,883	18,650,249	(844,608)	19,494,857

Loss from operations	(16,220,160)	-	(16,220,160)	(18,251,836)	-	(18,251,836)

Other income (expense)
Derivative expense	(4,777,654)	-	(4,777,654)	(93,638)	-	(93,638)
Change in fair value of derivative liabilities	5,162,100	-	5,162,100	(149,306)	-	(149,306)
Loss on settlement of accounts payable and debt	(3,862,458)	-	(3,862,458)	(433,400)	-	(433,400)
Interest expense	(3,711,278)	-	(3,711,278)	(480,589)	-	(480,589)
Other expense	(121,500)	-	(121,500)	(160,568)	-	(160,568)
Licensing income	250,000	-	250,000	-	-	-
Total other income (expense) - net	(7,060,790)	-	(7,060,790)	(1,317,501)	-	(1,317,501)

Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)

Net loss available to common stockholders
Net loss	$(23,280,950)	$-	$(23,280,950)	$(19,569,337)	$-	$(19,569,337)
Series C preferred stock dividend	(293)	-	(293)	-	-	-
Net loss available to common stockholders	$(23,280,657)	$-	$(23,280,657)	$(19,569,337)	$-	$(19,569,337)

Net loss per share available to common stockholders - basic and diluted	$(0.08)	$-	$(0.08)	$(0.48)	$-	$(0.48)

Weighted average number of common shares outstanding during the year – basic and diluted	281,484,658	-	281,484,658	41,141,549	-	41,141,549

Schedule Of Accounts Receivable [Table Text Block]

The Company does not charge interest on past due receivables. Receivables are determined to be past due based on the payment terms of the original invoices. Accounts receivable consisted of the following at June 30, 2012 and December 31, 2011:

	2012	2011
Accounts receivable	$3,758,236	$2,766,776
Less: allowance for discounts	(1,686,254)	-
Less: allowance for doubtful accounts	(14,573)	(197,684)
Accounts receivable – net	$2,057,409	$2,569,092

Accounts receivable at December 31, 2011 and 2010 were as follows:

Accounts receivable	$2,766,776	$542,863
Less: allowance for doubtful accounts	(197,684)	(116,102)
Accounts receivable – net	$2,569,092	$426,761

Concentration Percentage Of Accounts Receivable With Customer [Table Text Block]	At June 30, 2012 and December 31, 2011, the Company had the following concentrations of accounts receivable with customers:
Customer	2012	2011
A	31%	7%
B	25%	3%
C	16%	12%
D	6%	10%
E	2%	36%
As of December 31, 2011 and 2010, the Company had the following concentrations of accounts receivable with customers:
Customer	2011	2010
A	36%	24%
B	12%	2%
C	10%	-%
D	7%	40%
E	5%	11%

Schedule of Derivative Liabilities at Fair Value [Table Text Block]

The following are the major categories of liabilities measured at fair value on a recurring basis as of June 30, 2012 and December 31, 2011, using quoted prices in active markets for identical liabilities (Level 1); significant other observable inputs (Level 2); and significant unobservable inputs (Level 3):

	June 30, 2012	December 31, 2011

Derivative liabilities (Level 2)	$7,908,860	$7,061,238

		2011	2010
Derivative liabilities	Level 2	$7,061,238	$622,944

Schedule Of Sales [Table Text Block]

Sales for the three and six months ended June 30, 2012 and 2011 are as follows:

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
	2012	2011	2012	2011
Sales	$18,869,103	$3,838,374	$38,171,872	$7,509,589

Discounts	(3,439,763)	(440,632)	(6,181,852)	(1,077,911)

Sales - Net	$15,429,340	$3,397,742	$31,990,020	$6,431,678

Schedule Of Concentrations Of Revenues With Customers [Table Text Block]	For the six months ended June 30, 2012 and 2011, the Company had the following concentrations of revenues with customers:
Customer	2012	2011
A	35%	40%
B	11%	11%
During the years ended December 31, 2011 and 2010, the Company had the following concentrations of revenues with customers:
Customer	2011	2010
A	41%	45%
B	14%	7%
C	-%	15%

Schedule Of Advertising Expense [Table Text Block]

Advertising expense for the three months and six months ended June 30, 2012 and 2011 are as follows:

	For The Three Months Ended June 30,		For The Six Months Ended June 30,
	2012	2011	2012	2011

Advertising	$2,044,005	$1,613,040	$3,976,840	$2,195,235

Advertising for the years ended December 31, 2011 and 2010 are as follows:

	2011		2011	2010		2010
	As Issued	Adjustments	Restated	As Issued	Adjustments	Restated

Advertising	$9,241,741	$(4,000,156)	$5,241,585	$7,084,955	$(844,608)	$6,240,347

Schedule Of Dilutive Net Loss [Table Text Block]

The Company’s dilutive net loss for the three months ended June 30, 2012 is as follows:

2012
Net income	6,181,904

Dilutive effect of warrants	(7,981,756)
Dilutive effect of conversion options	(41,432)
Convertible debt interest add-back	349
Adjusted net loss	(1,840,935)

Schedule Of Common Stock Equivalents [Table Text Block]

The Company has the following common stock equivalents for the six months ended June 30, 2012 and 2011, respectively:

	2012	2011
Stock options (exercise price - $0.50/share)	1,567,500	2,767,500
Warrants (exercise price $0.236 - $1.50/share)	150,708,232	59,843,333
Convertible debt (exercise price $0.002- $0.02/share)	2,100,000	43,933,988
Total common stock equivalents	154,375,732	106,544,821

The Company has the following common stock equivalents at December 31, 2011 and 2010:

	2011	2010
Stock options (exercise price - $0.50/share)	1,617,500	2,767,500
Warrants (exercise price $0.015- $1.50/share)	61,696,327	750,000
Convertible preferred series C shares (exercise price $0.01/share)	19,000	-
Convertible debt (exercise price $0.002- $0.02/share)	448,592,711	11,197,139
Total common stock equivalents	511,925,538	14,714,639